Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 24, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and Board of Directors generally approve annual grants to executive officers at a meeting that occurs following performance review by the Compensation Committee and the Board of Directors. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for our named executive officers.
The following table contains information required by Item 402(x) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of Current Reports on Form 8-K that disclosed material nonpublic information. The Company did not grant any stock options to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing of the Company’s Annual Report on Form 10-K.

Name	Grant Date(1)	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)(2)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Punit Dhillon	2/24/2025	250,000	2.89	2.13	-7.27%	(3)
Kaitlyn Arsenault	2/24/2025	150,000	2.89	2.13	-7.27%	(3)
Tu Diep	2/24/2025	150,000	2.89	2.13	-7.27%	(3)
1.On February 26, 2025, we filed a Current Report on Form 8-K announcing the approval of our Amended and Restated Plan.
2.Amounts reflect the grant date fair value of each option award granted, calculated in accordance with FASB ASC Topic 718.
3.Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the filing of the Form 8-K on February 26, 2025 ($2.89 per share) and the trading day beginning immediately following the filing of such Form 8-K ($2.68 per share).

Award Timing Method	The Compensation Committee and Board of Directors generally approve annual grants to executive officers at a meeting that occurs following performance review by the Compensation Committee and the Board of Directors. In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for our named executive officers.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date(1)	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)(2)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Punit Dhillon	2/24/2025	250,000	2.89	2.13	-7.27%	(3)
Kaitlyn Arsenault	2/24/2025	150,000	2.89	2.13	-7.27%	(3)
Tu Diep	2/24/2025	150,000	2.89	2.13	-7.27%	(3)
1.On February 26, 2025, we filed a Current Report on Form 8-K announcing the approval of our Amended and Restated Plan.
2.Amounts reflect the grant date fair value of each option award granted, calculated in accordance with FASB ASC Topic 718.
3.Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the filing of the Form 8-K on February 26, 2025 ($2.89 per share) and the trading day beginning immediately following the filing of such Form 8-K ($2.68 per share).

Punit Dhillon [Member]
Awards Close in Time to MNPI Disclosures
Name		Punit Dhillon
Underlying Securities | shares		250,000
Exercise Price | $ / shares		$ 2.89
Fair Value as of Grant Date | $		$ 2.13
Underlying Security Market Price Change		(0.0727)
Kaitlyn Arsenault [Member]
Awards Close in Time to MNPI Disclosures
Name		Kaitlyn Arsenault
Underlying Securities | shares		150,000
Exercise Price | $ / shares		$ 2.89
Fair Value as of Grant Date | $		$ 2.13
Underlying Security Market Price Change		(0.0727)
Tu Diep [Member]
Awards Close in Time to MNPI Disclosures
Name		Tu Diep
Underlying Securities | shares		150,000
Exercise Price | $ / shares		$ 2.89
Fair Value as of Grant Date | $		$ 2.13
Underlying Security Market Price Change		(0.0727)